Fair Value of Financial Instruments - Schedule for Determining the Fair Value of Derivative Liabilities (Detail)						3 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	May 26, 2020	May 11, 2020	Apr. 10, 2020	Mar. 31, 2020 [1]	Dec. 31, 2020	[1]	Dec. 31, 2019		Dec. 31, 2018	[1]
Schedule for determining the fair value of derivative liabilities [Line Items]
Volatility(1)	43.20%	41.75%	42.69%	42.82%	42.38%				37.90%
Risk-free rate(2)	1.38%	0.97%	1.03%	1.05%	1.10%				2.65%
Dividend yield(3)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	[1]	0.00%
Time to expiration(4) (in years)	4 years 8 months 15 days	4 years 9 months 18 days	4 years 10 months 20 days	4 years 11 months 4 days	5 years 7 days				5 years 4 months 13 days

[1]	The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.